(Loss)/earnings from associates - after tax and interest (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Share of results of associates	£ (60.4)	£ 23.8	£ (136.0)
Restructuring and transformation costs	203.7	145.5	80.7
Kantar
Disclosure of associates [line items]
Amortisation and impairment of acquired intangible assets other than goodwill	75.8	38.8	54.3
Restructuring and transformation costs	£ 54.8	£ 18.8	£ 89.3